UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     May 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $62,126 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC               CL A             037604105      666     8500 SH       SOLE                     8500        0        0
BALLY TECHNOLOGIES INC         COM              05874B107      997    54100 SH       SOLE                    54100        0        0
BRINKS CO                      COM              109696104     2196    83000 SH       SOLE                    83000        0        0
BRINKS HOME SEC HLDGS INC      COM              109699108     5421   239889 SH       SOLE                   239889        0        0
BURGER KING HLDGS INC          COM              121208201     4315   188000 SH       SOLE                   188000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2248   173700 SH       SOLE                   173700        0        0
CONNS INC                      COM              208242107     3103   221000 SH       SOLE                   221000        0        0
CORINTHIAN COLLEGES INC        COM              218868107     2567   132000 SH       SOLE                   132000        0        0
CVS CAREMARK CORPORATION       COM              126650100     3953   143800 SH       SOLE                   143800        0        0
DARDEN RESTAURANTS INC         COM              237194105     2501    73000 SH       SOLE                    73000        0        0
DG FASTCHANNEL INC             COM              23326R109     5701   303737 SH       SOLE                   303737        0        0
DICKS SPORTING GOODS INC       COM              253393102     1998   140000 SH       SOLE                   140000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109    12268   101040 SH       SOLE                   101040        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4468    36800 SH  PUT  SOLE                    36800        0        0
LINCARE HLDGS INC              COM              532791100     1395    64000 SH       SOLE                    64000        0        0
LINCOLN EDL SVCS CORP          COM              533535100      916    50000 SH       SOLE                    50000        0        0
PERRIGO CO                     COM              714290103     1614    65000 SH       SOLE                    65000        0        0
RUBY TUESDAY INC               COM              781182100      292   100000 SH       SOLE                   100000        0        0
SANDERSON FARMS INC            COM              800013104     2028    54000 SH       SOLE                    54000        0        0
TEXAS ROADHOUSE INC            CL A             882681109     1391   146000 SH       SOLE                   146000        0        0
TITAN INTL INC ILL             COM              88830M102      755   150000 SH  CALL SOLE                   150000        0        0
TITAN INTL INC ILL             COM              88830M102     1333   265000 SH       SOLE                   265000        0        0